Loans and borrowings (Details 3) - Non Convertible Debentures - INR		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Disclosure of Interest Rate Profile of Long Term Borrowings [Line Items]
Borrowings, interest rate	[1]	6.77%	6.77%
Borrowings, original currency	[1]	INR	INR

[1]	“INR” means Indian rupees.